                        The Crowley Portfolio Group, Inc.
                         Supplement dated June 14, 2005
                     to the Prospectus dated March 29, 2005

The first  sentence  of the second  paragraph  on Page 16 of the  Prospectus  is amended to read as follows:

     As  compensation  for its services as investment  advisor,  the  Investment
     Advisor  receives  a  fee,  computed  daily  and  payable  monthly,  at the annualized  rate of 1.00% of the average  monthly net assets of The Crowley
     Diversified  Management  Portfolio  and 0.60% of the  average  monthly  net assets of The Crowley Income Portfolio.

                        The Crowley Portfolio Group, Inc.
                         Supplement dated June 14, 2005
         to the Statement of Additional Information dated March 29, 2005

The first  sentence of the third  paragraph  on Page 20 of the SAI is amended to read as follows:

     As  compensation  for its services as investment  advisor,  the  Investment
     Advisor  receives  a  fee,  computed  daily  and  payable  monthly,  at the annualized  rate of 1.00% of the average  monthly net assets of The Crowley
     Diversified  Management  Portfolio  and 0.60% of the  average  monthly  net assets of The Crowley Income Portfolio.